THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.7%

	Shares	Value
Communication Services — 16.2%
Alphabet, Cl A	6,798	$1,198,012
Alphabet, Cl C	6,135	1,088,288
Electronic Arts	1,447	231,086
Meta Platforms, Cl A	2,975	2,195,818
Netflix *	804	1,076,660
Omnicom Group	7,626	548,614
Walt Disney	7,323	908,125
		7,246,603
Consumer Discretionary — 5.6%
CarMax *	6,570	441,570
Ralph Lauren, Cl A	2,438	668,695
Ross Stores	4,881	622,718
Tapestry	5,284	463,988
Ulta Beauty *	704	329,345
		2,526,316
Consumer Staples — 4.3%
Colgate-Palmolive	2,332	211,979
Costco Wholesale	1,516	1,500,749
Kimberly-Clark	1,622	209,108
		1,921,836
Financials — 11.5%
Everest Group	3,195	1,085,821
Loews	19,480	1,785,537
Moody's	2,934	1,471,665
MSCI, Cl A	1,369	789,557
		5,132,580
Health Care — 6.6%
Agilent Technologies	3,652	430,972
Danaher	4,235	836,582
Henry Schein *	6,110	446,335
Stryker	3,139	1,241,883
		2,955,772
Industrials — 10.8%
Automatic Data Processing	4,206	1,297,131
Nordson	3,984	854,050
Paychex	6,367	926,144
Veralto	7,697	777,012

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
Xylem	7,676	$992,967
		4,847,304
Information Technology — 38.9%
Adobe *	262	101,363
Advanced Micro Devices *	6,414	910,147
Amphenol, Cl A	14,921	1,473,449
Apple	10,901	2,236,558
Arista Networks *	6,802	695,913
Autodesk *	727	225,057
Cadence Design Systems *	1,763	543,269
CDW	1,243	221,987
Gartner *	263	106,310
International Business Machines	4,250	1,252,815
KLA	1,365	1,222,685
Lam Research	13,030	1,268,340
Microsoft	4,535	2,255,754
NVIDIA	14,976	2,366,058
Salesforce	3,254	887,333
ServiceNow *	1,078	1,108,270
Synopsys *	1,097	562,410
		17,437,718
Materials — 1.7%
Avery Dennison	4,238	743,642

Real Estate — 4.1%
American Tower, Cl A ‡	3,491	771,581
Kimco Realty ‡	51,655	1,085,788
		1,857,369
Total Common Stock
(Cost $36,771,928)		44,669,140

Total Investments - 99.7%
(Cost $36,771,928)		$44,669,140

Percentages are based on Net Assets of $44,791,904.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF JUNE 30, 2025 (UNAUDITED)

‡	Real Estate Investment Trust.

Cl — Class
MSCI — Morgan Stanley Capital International

RAM-QH-001-1000